FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Contingent Consideration Payables

The contingent consideration payables in Level 3 as of December 31, 2012 and 2013 were as follows:

	December 31, 2012	Quoted Prices in Active Market for Identical Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs

Contingent consideration	$2,280	$—	$—	$2,280

Total	$2,280	$—	$—	$2,280

	2013

Contingent consideration	$2,922	$—	$—	$2,922

Total	$2,922	$—	$—	$2,922

Movement of Balances of Group's Contingent Consideration Payables in Level 3

The following table summarized the movement of the balances of the Group’s contingent consideration payables in Level 3 for the year ended December 31, 2012 and 2013

Amounts

Balance as of December 31, 2011	$4,076
Initial recognition of contingent consideration in connection with acquisitions	2,963
Realized loss included in earnings	911
Settlement of contingent consideration of acquisitions	(2,471)
Transfers out to deferred consideration	(3,252)
Foreign exchange differences	53

Balance as of December 31, 2012	$2,280
Initial recognition of contingent consideration in connection with acquisitions	1,099
Realized loss included in earnings	126
Settlement of contingent consideration of acquisitions	(591)
Transfers out to deferred consideration	(66)
Foreign exchange differences	74

Balance as of December 31, 2013	$2,922